Accounts payable and accrued liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts payable	$ 1,054,285	$ 806,059
Accrued liabilities	288,587	322,087
Deferred revenue		2,400
	$ 1,342,872	$ 1,130,546